Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 26, 2011	Dec. 30, 2012	Jan. 01, 2012
Restructuring Costs and Cash Paid [Abstract]
Severance and related costs		$ 3,610	$ 3,724
Other costs		800	2,226
Cash payments		(4,888)	(4,878)
Impairment charge related to consolidation of print operations	1,696
Restructuring reserve [RollForward]
Balance at beginning of period		1,326	254
Restructuring provision included in Integration and Reorganization		4,410	5,950
Cash payments		(4,888)	(4,878)
Balance at end of period		848	1,326
Severance and Related Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments		(3,826)	(3,077)
Restructuring reserve [RollForward]
Balance at beginning of period		900	253
Restructuring provision included in Integration and Reorganization		3,610	3,724
Cash payments		(3,826)	(3,077)
Balance at end of period		684	900
Other Costs [Member]
Restructuring Costs and Cash Paid [Abstract]
Cash payments		(1,062)	(1,801)
Restructuring reserve [RollForward]
Balance at beginning of period		426	1
Restructuring provision included in Integration and Reorganization		800	2,226
Cash payments		(1,062)	(1,801)
Balance at end of period		$ 164	$ 426